Defined Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of funded status of our pension plans
The following is a summary of the funded status of our defined benefit plans:

	Year ended December 31,
	2014	2013
	in millions

Projected benefit obligation at beginning of period	$1,163.0	$384.6
Acquisition (a)	—	687.1
Service cost	22.3	25.8
Prior service cost	0.8	—
Interest cost	42.9	26.8
Actuarial loss (gain)	149.7	(4.8)
Participants’ contributions	11.9	11.8
Benefits paid	(38.7)	(28.1)
Effect of changes in exchange rates	(104.3)	59.8
Projected benefit obligation at end of period	$1,247.6	$1,163.0
Accumulated benefit obligation at end of period	$1,226.1	$1,144.7

Fair value of plan assets at beginning of period	$1,057.0	$310.9
Acquisition (a)	—	626.0
Actual earnings of plan assets	114.6	37.0
Group contributions	68.2	44.6
Participants’ contributions	11.9	11.8
Benefits paid	(37.9)	(27.6)
Effect of changes in exchange rates	(91.1)	54.3
Fair value of plan assets at end of period	$1,122.7	$1,057.0
Net liability (b)	$124.9	$106.0
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(a)	The 2013 amount relates to the Virgin Media Acquisition.

(b)	The net liability related to our defined benefit plans is included in other long-term liabilities in our consolidated balance sheets.

Schedule of change in the amount of net actuarial gain not yet recognized as a component of net periodic pension costs in our consolidated statements of operations
The change in the amount of net actuarial gain (loss) not yet recognized as a component of net periodic pension costs in our consolidated statements of operations is as follows:

	Pre-tax amount	Tax benefit (expense)	Net-of-tax amount
	in millions

Balance of net actuarial loss at January 1, 2013	$(5.2)	$1.6	$(3.6)
Net actuarial gain	12.7	(1.4)	11.3
Amount recognized as a component of net loss attributable to Liberty Global shareholders	(0.8)	0.1	(0.7)
Changes in ownership and other	(0.6)	0.2	(0.4)
Balance of net actuarial gain at December 31, 2013	6.1	0.5	6.6
Net actuarial loss	(87.6)	16.7	(70.9)
Amount recognized as a component of net loss attributable to Liberty Global shareholders	(1.7)	0.3	(1.4)
Changes in ownership and other	0.2	—	0.2
Balance of net actuarial loss at December 31, 2014	$(83.0)	$17.5	$(65.5)

Schedule of weighted average assumptions used in determining benefit obligations
The weighted average assumptions used in determining benefit obligations and net periodic pension cost are as follows:

	December 31,
	2014	2013

Expected rate of salary increase	2.6%	3.1%
Discount rate	2.6%	3.8%
Expected rate of return on plan assets	4.0%	5.1%

Schedule of components of net periodic pension cost recorded in our consolidated statements of operations
The components of net periodic pension cost recorded in our consolidated statements of operations are as follows:

	Year ended December 31,
	2014	2013
	in millions
Service cost	$22.3	$25.8
Interest cost	42.9	26.8
Expected return on plan assets	(53.7)	(30.0)
Other	(1.9)	(1.1)
Net periodic pension cost	$9.6	$21.5

Schedule of weighted average asset allocations by asset category and by fair value hierarchy level and weighted average target mix established for funded plans
The asset allocation by asset category and by fair value hierarchy level (as further described in note 8) of our plan assets is as follows:

	December 31, 2014
	Total	Level 1	Level 2	Level 3
	in millions

Equity securities	$353.8	$353.8	$—	$—
Debt securities	318.8	318.8	—	—
Insurance contract (a)	158.0	—	—	158.0
Hedge funds	136.5	120.1	16.4	—
Guarantee investment contracts	86.0	86.0	—	—
Real estate	39.9	32.9	—	7.0
Other	29.7	29.7	—	—
Total	$1,122.7	$941.3	$16.4	$165.0

	December 31, 2013
	Total	Level 1	Level 2	Level 3
	in millions

Equity securities	$344.3	$344.3	$—	$—
Debt securities	275.5	275.5	—	—
Insurance contract (a)	153.4	—	—	153.4
Hedge funds	133.1	117.8	15.3	—
Guarantee investment contracts	83.0	83.0	—	—
Real estate	36.7	28.9	—	7.8
Other	31.0	31.0	—	—
Total	$1,057.0	$880.5	$15.3	$161.2
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(a)
Relates to the purchase of an insurance contract authorized by the trustee of one of our defined benefit plans. The insurance contract will pay an income stream to the plan that is expected to match all future cash outflows with respect to certain liabilities. The fair value of this insurance contract is presented as an asset of the plan and is measured based on the future cash flows to be received under the contract discounted using the same discount rate used to measure the associated liabilities.

Schedule of reconciliation of the beginning and ending balances of our plan assets measured at fair value using Level 3 inputs
A reconciliation of the beginning and ending balances of our plan assets measured at fair value using Level 3 inputs is as follows (in millions):

Balance at January 1, 2014	$161.2
Actual return on plan assets:
Gains relating to assets still held at year-end	14.6
Purchases, sales and settlements of investments, net	(1.2)
Foreign currency translation adjustments	(9.6)
Balance at December 31, 2014	$165.0

Schedule of expected benefits to be paid during the next ten years with respect to our defined benefit pension plans
As of December 31, 2014, the benefits that we currently expect to pay during the next ten years with respect to our defined benefit plans are as follows (in millions):

2015	$33.2
2016	$31.2
2017	$32.5
2018	$31.9
2019	$32.2
2020 through 2024	$176.5